Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and related expenses
Schedule of restructuring cost by type

($ in millions)	2014	2013	2012
Employee severance costs	177	154	92
Estimated contract settlement, loss order and other costs	31	78	72
Inventory and long-lived asset impairments	27	20	16

Total	235	252	180